Summary of Significant Accounting Policies - Debt Issuance Costs (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unamortized balance of deferred financing costs	$ 553	$ 204
Amortization of debt issuance costs	$ 228	$ 18	$ 0